Interim Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		49 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014
REVENUES:	$ 0	$ 0	$ 0	$ 241	$ 241	$ 0	$ 38,690
OPERATING EXPENSES:
Selling and advertising	19,687	720	47,983	720	38,936	0	68,036
General and administrative	1,769	1,652	5,351	3,822	12,023	13,423	36,199
Officer Salary including payroll taxes	19,377	19,517	38,754	39,111	78,529	0	78,529
Stock Compensation	0	0	0	0	562,489	0	562,489
Depreciation and Amortization	25,133	16,744	50,265	16,822	66,978	0	66,978
Travel Cost	2,706	0	6,172	0
Professional fees	36,189	11,991	50,755	25,930	48,023	28,304	137,930
Total Operating Expenses	104,861	50,624	199,280	86,405	806,978	41,727	950,161
Other income and expense	0	0	0	0
NET INCOME (LOSS)	$ (104,861)	$ (50,624)	$ (199,280)	$ (86,164)	$ (806,737)	$ (41,727)	$ (911,471)
Basic and Diluted Loss per Common Share	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.027)	$ (0.001)
Number of Common Weighted Shares Outstanding	29,768,750	29,768,750	29,768,750	29,723,913	29,746,147	29,218,750